Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets and liabilities - Tabular disclosure - Segments (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to banking activities	€ 1,380	€ 1,259
Non-current financial assets	1,274	1,208
Non-current derivatives, assets	881	562
Current financial assets related to banking activities	1,977	3,095
Current financial assets	4,375	4,766
Current derivatives, assets	41	12
Cash and cash equivalents	6,364	6,481	€ 5,960	€ 5,634
Non-current financial liabilities	32,744	33,148
Non-current derivatives liabilities	672	487
Current liabilities related to Orange Bank activities	3,234	4,279
Current financial liabilities	4,489	3,925
Current derivatives liabilities	54	22
Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to banking activities	1,380	1,259
Current financial assets related to banking activities	1,981	3,098
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,301
Non-current derivatives, assets	881
Current financial assets	4,376
Current derivatives, assets	41
Cash and cash equivalents	6,031	6,112	5,734	5,081
Non-current financial liabilities	32,744
Non-current derivatives liabilities	594
Current financial liabilities	4,493
Current derivatives liabilities	54
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to banking activities	1,380
Current financial assets related to banking activities	1,981
Cash and cash equivalents	333	€ 369	€ 226	€ 553
Non-current liabilities related to Orange Bank activities	27
Non-current derivatives liabilities	78
Current liabilities related to Orange Bank activities	3,235
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to banking activities	(4)
Current financial assets	(1)
Non-current liabilities related to Orange Bank activities	(27)
Current liabilities related to Orange Bank activities	(1)
Current financial liabilities	€ (4)